Financial instruments and risk management Financial instruments and risk management - Summary of borrowings in a hedge relationship (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,656	$ 1,786
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%	2.00%
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.875%	2.875%
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%	3.75%
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%	7.125%
Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%	7.25%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%	4.00%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%	5.20%
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.75%	4.75%
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.125%	4.125%
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 526
Carrying Value	455	$ 468
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	546
Carrying Value	508	514
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,200
Carrying Value	1,229	1,170
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750
Carrying Value	958	927
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	100
Carrying Value	104	104
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	807
Carrying Value	647	633
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,150
Carrying Value	1,137	1,095
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	500
Carrying Value	483	462
Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750
Carrying Value	$ 716	$ 685
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.35%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.64%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.39%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.27%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.43%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.65%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.79%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.42%
3 Month LIBOR, plus basis spread [Member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.83%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.875%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.75%
Fixed interest rate [member] | Interest rate risk [Member] | Borrowings in a Hedge Relationship [Member] | Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.125%